Loan Number	Rate Lock Date	Borrower's Last Name	Pool	Lender	Final Rating	Credit Rating	Compliance Rating	Property Rating	Original Balance	Property Street Address	Property City	Property State	Property Zip	Original Appraised Value	Bedroom Count	Appraised Value #1	Appraisal #1 Date	Appraised Value #2	Appraisal #2 Date	Recertification Value	Recertification Date	AVM Value	QA/AVM Review Variance	AVM Date	AVM Confidence Score	CU Score	CDA Value	OA/CDA Variance	CDA Date	Field Review Value	OA/Field Review Variance	Field Review Date	LTV	CLTV	DTI	Residual Income	Escrow Balance	FICO	Borrower Employment Indicator	Co Borrower Employment Indicator	Co Borrower-3 Employment Indicator	Co Borrower-4 Employment Indicator	Occupancy	Loan Purpose	Cashout Purpose	Lien Position	GSE Eligible	QM Type	Compensating Factors	Mailing Address	Mailing City	Mailing State	Mailing Zip Code
INV20221102	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	FL	XXX	$XXX	3	$XXX	XX/XX/XXXX									2.6	XXX	XXX	XX/XX/XXXX				51.00	51.00	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Business	1	FHLMC	ATR/QM: Exempt
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	OH	XXX
INV20221185	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NV	XXX	$XXX	4	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Employed	Retired/SSI			Investment Property	Cash Out: Other Multi purpose Unknown purpose	Business	1	FHLMC	ATR/QM: Exempt
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX	NV	XXX
INV20221168	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	MA	XXX	$XXX	2	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	87								70.00	70.00	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Business	1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	TX	XXX
INV20221189	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	GA	XXX	$XXX	4	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Self-Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Business	1	FHLMC	ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	TX	XXX
INV20221264	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	WA	XXX	$XXX	2	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Employed	Employed			Investment Property	Cash Out: Other Multi purpose Unknown purpose	Business	1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX		XXX
INV20221186	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CA	XXX
INV2022172	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	HI	XXX	$XXX	3	$XXX	XX/XX/XXXX									2.6	XXX	XXX	XX/XX/XXXX				58.42	58.42	XXX		XXX	XXX	Employed				Investment Property	Rate Term Refinance Borrower initiated		1		ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
																																																		XXX	XXX	HI	XXX
INV20221261	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	MT	XXX	$XXX	2	$XXX	XX/XX/XXXX									1							64.69	64.69	XXX		XXX	XXX	Retired/SSI				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Business	1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	NV	XXX
INV20221101	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX										XXX	XXX	XX/XX/XXXX				28.04	28.04	XXX			XXX	Retired/SSI				Investment Property	Rate Term Refinance Borrower initiated		1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CA	XXX
INV2022198	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	LA	XXX	$XXX	4	$XXX	XX/XX/XXXX										XXX	XXX	XX/XX/XXXX				74.97	74.97	XXX		XXX	XXX	Employed	Employed			Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	CA	XXX
INV2022194	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	8	$XXX	XX/XX/XXXX									1							22.42	22.42	XXX			XXX	Retired/SSI	Retired/SSI			Investment Property	Cash Out: Other Multi purpose Unknown purpose	Business	1	FHLMC	ATR/QM: Exempt		XXX	XXX	CA	XXX
INV20221154	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NJ	XXX	$XXX	0	$XXX	XX/XX/XXXX									2							75.00	75.00	XXX			XXX	Employed	Employed			Investment Property	Cash Out: Other Multi purpose Unknown purpose	Business	1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																																																		XXX	XXX	NJ	XXX
INV20221248	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							45.14	45.14	XXX			XXX	Not Employed	Employed			Investment Property	Cash Out: Other Multi purpose Unknown purpose	Business	1		ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	CA	XXX
INV20221103	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NY	XXX	$XXX	6	$XXX	XX/XX/XXXX									1.1							75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Business	1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX	NY	XXX
INV20221259	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NY	XXX	$XXX	6	$XXX	XX/XX/XXXX									1.2							57.63	57.63	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Business	1		ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
																																																		XXX	XXX	NY	XXX
INV2022197	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	10	$XXX	XX/XX/XXXX										XXX	XXX	XX/XX/XXXX				19.67	19.67	XXX		XXX	XXX	Retired/SSI	Not employed			Investment Property	Rate Term Refinance Borrower initiated		1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CA	XXX
INV2022196	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	2	$XXX	XX/XX/XXXX			$XXX	XX/XX/XXXX					2.6	XXX	XXX	XX/XX/XXXX				43.94	43.94	XXX		XXX	XXX	Employed	Employed			Investment Property	Rate Term Refinance Borrower initiated		1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CA	XXX
INV2022183	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NJ	XXX	$XXX	6	$XXX	XX/XX/XXXX										XXX	XXX	XX/XX/XXXX				75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Business	1		ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	NY	XXX
INV20221173	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	4	$XXX	XX/XX/XXXX									1							39.81	39.81	XXX		XXX	XXX	Retired/SSI	Retired/SSI			Investment Property	Rate Term Refinance Borrower initiated		1	FHLMC	ATR/QM: Exempt	Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years	XXX	XXX		XXX
INV20221227	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NJ	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Business	1		ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	NY	XXX
INV20221116	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CO	XXX	$XXX	4	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	96	2.6							58.67	58.67	XXX		XXX	XXX	Retired/SSI	Retired/SSI			Investment Property	Cash Out: Other Multi purpose Unknown purpose	Business	1		ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CO	XXX
INV20221233	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	0	$XXX	XX/XX/XXXX									2.2							38.79	38.79	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Business	1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CA	XXX
INV20221159	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NY	XXX	$XXX	4	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	94								74.96	74.96	XXX		XXX	XXX	Employed	Employed			Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX	CT	XXX
INV20221171	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	TX	XXX	$XXX		$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	92								60.00	60.00	XXX		XXX	XXX	Employed	Employed			Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1		QM: GSE Temporary - QM/SH
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX		XXX
INV20221110	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	WA	XXX	$XXX	8	$XXX	XX/XX/XXXX			$XXX	XX/XX/XXXX	$XXX	XXX	XX/XX/XXXX	94	0							60.00	60.00	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX		XXX
INV20221161	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NY	XXX	$XXX	6	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	87								60.00	60.00	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	NY	XXX
INV20221187	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							73.68	73.68	XXX			XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CA	XXX
INV20221191	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	VA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							62.94	62.94	XXX		XXX	XXX	Employed				Investment Property	Rate Term Refinance Borrower initiated		1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	VA	XXX
INV20221249	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	WA	XXX	$XXX	4	$XXX	XX/XX/XXXX									1							32.50	32.50	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.	XXX	XXX	CA	XXX
INV20221188	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX			XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1		QM: GSE Temporary - QM/SH
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX	CA	XXX
INV20221263	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1.6							70.00	70.00	XXX			XXX	Employed				Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CA	XXX
INV20221167	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	4	$XXX	XX/XX/XXXX									1							69.24	69.24	XXX		XXX	XXX	Self-Employed				Investment Property	Rate Term Refinance Borrower initiated		1	FHLMC	ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	CA	XXX
INV20221268	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CO	XXX	$XXX	2	$XXX	XX/XX/XXXX									1							55.56	55.56	XXX			XXX	Not Employed	Employed			Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CO	XXX
INV20221175	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	TX	XXX	$XXX	3	$XXX	XX/XX/XXXX									1.6							62.67	62.67	XXX		XXX	XXX	Employed	Employed			Investment Property	Rate Term Refinance Borrower initiated		1	FHLMC	ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	TX	XXX
INV20221193	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	2	$XXX	XX/XX/XXXX									1							52.43	52.43	XXX		XXX	XXX	Retired/SSI	Employed			Investment Property	Limited Cash Out (GSE Definition)		1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	CA	XXX
INV20221156	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	4	$XXX	XX/XX/XXXX									0							53.11	53.11	XXX		XXX	XXX	Employed	Employed			Investment Property	Rate Term Refinance Borrower initiated		1	FHLMC	ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX		XXX
INV20221271	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	GA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1.2							50.55	50.55	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	NC	XXX
INV20221245	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	2	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	CA	XXX
INV20221160	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	IL	XXX	$XXX	3	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	94	2.6							75.00	75.00	XXX		XXX	XXX	Employed	Employed			Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	WA	XXX
INV20221195	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NY	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX			XXX	Employed	Not employed			Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																																																		XXX	XXX	NY	XXX
INV20221196	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	FL	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							64.64	64.64	XXX			XXX	Employed				Investment Property	Limited Cash Out (GSE Definition)		1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	NJ	XXX
INV20221190	XX/XX/XXXX	XXX	XXX	XXX	2	1	2	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							37.50	37.50	XXX		XXX	XXX	Self-Employed	Not employed			Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower X has significant job time - Borrower has XXX years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
																																																		XXX	XXX	CA	XXX
INV2022171	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX			XXX	Employed				Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CA	XXX
INV20221158	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	WA	XXX	$XXX	2	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	93	2.6							68.53	68.53	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Personal	1	FHLMC	QM: GSE Temporary - QM/SH		XXX	XXX	WA	XXX
INV20221174	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	PA	XXX	$XXX	4	$XXX	XX/XX/XXXX									1							71.21	71.21	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	FL	XXX
INV20221198	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							32.05	32.05	XXX			XXX	Retired/SSI	Retired/SSI			Investment Property	Rate Term Refinance Borrower initiated		1	FHLMC	ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CA	XXX
INV20221199	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							40.47	40.47	XXX		XXX	XXX	Employed	Employed			Investment Property	Rate Term Refinance Borrower initiated		1	FHLMC	ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	NC	XXX
INV20221192	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							54.95	54.95	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX		XXX
INV2022193	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	2	$XXX	XX/XX/XXXX									4.3	XXX	XXX	XX/XX/XXXX				49.17	49.17	XXX		XXX	XXX	Employed				Investment Property	Limited Cash Out (GSE Definition)		1		ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	CA	XXX
INV20221157	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	MA	XXX	$XXX	9	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	86								66.67	66.67	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX		XXX
INV20221267	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NC	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Not Employed	Employed			Investment Property	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Personal	1		QM: GSE Temporary - QM/SH	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.	XXX	XXX	SC	XXX
INV20221254	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	WA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	WA	XXX
INV2022238	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX			$XXX	XX/XX/XXXX					0	XXX	XXX	XX/XX/XXXX				74.70	74.70	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX		XXX
INV2022169	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	OR	XXX	$XXX	2	$XXX	XX/XX/XXXX									2.6	XXX	XXX	XX/XX/XXXX				71.71	71.71	XXX		XXX	XXX	Employed				Investment Property	Limited Cash Out (GSE Definition)		1	FHLMC	ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	CA	XXX
INV20221262	XX/XX/XXXX	XXX	XXX	XXX	2	1	2	1	$XXX	XXX	XXX	CA	XXX	$XXX	5	$XXX	XX/XX/XXXX																72.37	72.37	XXX		XXX	XXX	Retired/SSI	Employed			Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years
																																																		XXX	XXX	CA	XXX
INV20221200	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	MD	XXX	$XXX	4	$XXX	XX/XX/XXXX									2.3							74.29	74.29	XXX		XXX	XXX	Employed				Investment Property	Rate Term Refinance Borrower initiated		1	FHLMC	ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	NH	XXX
INV20221176	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	4	$XXX	XX/XX/XXXX									2.2							66.14	66.14	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX		XXX
INV20221153	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	WA	XXX	$XXX	8	$XXX	XX/XX/XXXX									0							58.08	58.08	XXX		XXX	XXX	Employed	Employed			Investment Property	Rate Term Refinance Borrower initiated		1	FHLMC	ATR/QM: Exempt
Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX		XXX
INV20221152	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	95	2.6							51.02	51.02	XXX		XXX	XXX	Employed				Investment Property	Limited Cash Out (GSE Definition)		1	FHLMC	ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																																																		XXX	XXX	CA	XXX
INV2022192	XX/XX/XXXX	XXX	XXX	XXX	2	1	2	1	$XXX	XXX	XXX	NJ	XXX	$XXX	5	$XXX	XX/XX/XXXX										XXX	XXX	XX/XX/XXXX				70.38	70.38	XXX		XXX	XXX	Employed	Retired/SSI			Investment Property	Limited Cash Out (GSE Definition)		1	FHLMC	ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX		XXX
INV20221202	XX/XX/XXXX	XXX	XXX	XXX	2	1	2	1	$XXX	XXX	XXX	CA	XXX	$XXX	4	$XXX	XX/XX/XXXX									1							62.07	62.07	XXX		XXX	XXX	Employed	Employed			Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX		XXX
INV20221203	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							32.86	32.86	XXX			XXX	Employed	Not employed			Investment Property	Rate Term Refinance Borrower initiated		1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX	CA	XXX
INV20221194	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	4	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CA	XXX
INV20221197	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	4	$XXX	XX/XX/XXXX									1							57.96	57.96	XXX		XXX	XXX	Retired/SSI				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CA	XXX
INV2022191	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	2	$XXX	XX/XX/XXXX									2.6	XXX	XXX	XX/XX/XXXX				21.97	21.97	XXX			XXX	Employed				Investment Property	Rate Term Refinance Borrower initiated		1		ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	CA	XXX
INV2022195	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX									3	XXX	XXX	XX/XX/XXXX				60.00	60.00	XXX		XXX	XXX	Retired/SSI				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.	XXX	XXX	CA	XXX
INV20221109	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	92	2.7							59.41	59.41	XXX			XXX	Retired/SSI	Retired/SSI			Investment Property	Rate Term Refinance Borrower initiated		1	FHLMC	ATR/QM: Exempt	Borrower has more than X years at current residence - Borrower at current residence XXX years	XXX	XXX	CA	XXX
INV20221205	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	MT	XXX	$XXX	4	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose		1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX		XXX
INV20221155	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	7	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	87								70.00	70.00	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Personal	1	FHLMC	QM: GSE Temporary - QM/SH	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.	XXX	XXX	CA	XXX
INV20221201	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NC	XXX	$XXX	3	$XXX	XX/XX/XXXX									1.2							74.42	74.42	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.	XXX	XXX	NC	XXX
INV20221208	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	2	$XXX	XX/XX/XXXX									1							53.10	53.10	XXX		XXX	XXX	Employed				Investment Property	Limited Cash Out (GSE Definition)		1		ATR/QM: Exempt	Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job	XXX	XXX		XXX
INV20221209	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	AZ	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX	NY	XXX
INV20221149	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NC	XXX	$XXX	4	$XXX	XX/XX/XXXX			$XXX	XX/XX/XXXX					1							80.00	80.00	XXX		XXX	XXX	Self-Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt		XXX	XXX	MD	XXX
INV20221204	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	2	$XXX	XX/XX/XXXX									1.4							75.00	75.00	XXX			XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	CA	XXX
INV20221148	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NY	XXX	$XXX	6	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	88								70.00	70.00	XXX		XXX	XXX	Retired/SSI				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.	XXX	XXX	NY	XXX
INV20221120	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NY	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							69.23	69.23	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX		XXX
INV20221147	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	2	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Employed	Not employed			Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CA	XXX
INV2022190	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	4	$XXX	XX/XX/XXXX									2.6	XXX	XXX	XX/XX/XXXX				43.20	43.20	XXX		XXX	XXX	Self-Employed				Investment Property	Rate Term Refinance Borrower initiated		1	FHLMC	ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CA	XXX
INV20221146	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	IL	XXX	$XXX	6	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	95								70.29	70.29	XXX		XXX	XXX	Self-Employed				Investment Property	Limited Cash Out (GSE Definition)		1		ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	IL	XXX
INV20221104	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NY	XXX	$XXX	1	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Employed	Employed			Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.	XXX	XXX		XXX
INV2022189	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	IL	XXX	$XXX	3	$XXX	XX/XX/XXXX										XXX	XXX	XX/XX/XXXX				60.00	60.00	XXX		XXX	XXX	Self-Employed				Investment Property	Limited Cash Out (GSE Definition)		1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	IL	XXX
INV20221151	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NC	XXX	$XXX	4	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	88	3							75.00	75.00	XXX			XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1		QM: GSE Temporary - QM/SH
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	NC	XXX
INV2022188	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	WA	XXX	$XXX	5	$XXX	XX/XX/XXXX									5	XXX	XXX	XX/XX/XXXX				75.00	75.00	XXX		XXX	XXX	Employed	Employed			Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																																																		XXX	XXX	WA	XXX
INV20221210	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	WA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Retired/SSI				Investment Property	Limited Cash Out (GSE Definition)		1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years
																																																		XXX	XXX	WA	XXX
INV20221211	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	DC	XXX	$XXX	1	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Limited Cash Out (GSE Definition)		1	FHLMC	ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	MD	XXX
INV20221212	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NJ	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Employed	Employed			Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	NJ	XXX
INV20221253	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	5	$XXX	XX/XX/XXXX									1							35.00	35.00	XXX			XXX	Self-Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX	CA	XXX
INV20221105	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	AZ	XXX	$XXX	3	$XXX	XX/XX/XXXX			$XXX	XX/XX/XXXX					1							75.00	75.00	XXX		XXX	XXX	Employed	Retired/SSI			Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
																																																		XXX	XXX	AZ	XXX
INV20221213	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	WA	XXX	$XXX	4	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	WA	XXX
INV20221119	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	WA	XXX	$XXX	1	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	96	4.7							38.14	38.14	XXX		XXX	XXX	Employed	Employed			Investment Property	Limited Cash Out (GSE Definition)		1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	WA	XXX
INV20221252	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	ID	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Employed	Not employed			Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	ID	XXX
INV20221145	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NJ	XXX	$XXX	3	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	94	3.2							75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	NJ	XXX
INV20221214	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX									2.1							44.65	44.65	XXX		XXX	XXX	Employed	Employed			Investment Property	Limited Cash Out (GSE Definition)		1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX	CA	XXX
INV20221215	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	WA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1.1							36.87	36.87	XXX		XXX	XXX	Employed				Investment Property	Limited Cash Out (GSE Definition)		1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	WA	XXX
INV20221266	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NC	XXX	$XXX	5	$XXX	XX/XX/XXXX									1							80.00	80.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
																																																		XXX	XXX	NY	XXX
INV20221150	XX/XX/XXXX	XXX	XXX	XXX	2	1	2	1	$XXX	XXX	XXX	CA	XXX	$XXX	2	$XXX	XX/XX/XXXX									2.7							42.17	42.17	XXX			XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX		XXX
INV20221177	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	WA	XXX	$XXX	2	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Employed	Employed			Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																																																		XXX	XXX	WA	XXX
INV20221217	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CO	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Self-Employed	Self-employed			Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt	Borrower has stable job time - Borrower has XXX years at job.	XXX	XXX	CO	XXX
INV2022239	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	IL	XXX	$XXX	12	$XXX	XX/XX/XXXX										XXX	XXX	XX/XX/XXXX				21.52	21.52	XXX		XXX	XXX	Employed	Self-employed			Investment Property	Limited Cash Out (GSE Definition)		1		ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																																																		XXX	XXX	IL	XXX
INV20221166	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	2	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	86								70.00	70.00	XXX			XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	WA	XXX
INV20221179	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NM	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							74.78	74.78	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	NM	XXX
INV20221108	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	1	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	90	2.6							46.07	46.07	XXX		XXX	XXX	Self-Employed				Investment Property	Rate Term Refinance Borrower initiated		1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																																																		XXX	XXX	CA	XXX
INV20221218	XX/XX/XXXX	XXX	XXX	XXX	2	1	2	1	$XXX	XXX	XXX	TN	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years
																																																		XXX	XXX		XXX
INV20221165	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NH	XXX	$XXX	0	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Self-Employed				Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	NH	XXX
INV20221206	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	TN	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Home Improvement Renovation	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	TN	XXX
INV2022170	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	WA	XXX	$XXX	5	$XXX	XX/XX/XXXX									2.9	XXX	XXX	XX/XX/XXXX				75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	WA	XXX
INV20221260	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	WA	XXX	$XXX	4	$XXX	XX/XX/XXXX									1							69.75	69.75	XXX		XXX	XXX	Employed	Self-employed			Investment Property	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)		1		ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	WA	XXX
INV20221207	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NV	XXX	$XXX	4	$XXX	XX/XX/XXXX									1							74.38	74.38	XXX		XXX	XXX	Employed	Employed			Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1		QM: GSE Temporary - QM/SH
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CA	XXX
INV20221221	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							69.12	69.12	XXX		XXX	XXX	Employed				Investment Property	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)		1	FHLMC	ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CA	XXX
INV2022186	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NC	XXX	$XXX	4	$XXX	XX/XX/XXXX									2.6	XXX	XXX	XX/XX/XXXX				75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years
																																																		XXX	XXX		XXX
INV2022168	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NY	XXX	$XXX	2	$XXX	XX/XX/XXXX									1.6	XXX	XXX	XX/XX/XXXX				78.29	78.29	XXX		XXX	XXX	Employed	Employed			Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX	OH	XXX
INV2022163	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NJ	XXX	$XXX	7	$XXX	XX/XX/XXXX										XXX	XXX	XX/XX/XXXX				53.53	53.53	XXX		XXX	XXX	Self-Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1		QM: GSE Temporary - QM/SH
Borrower X has significant job time - Borrower has XXX years on job ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	NJ	XXX
INV20221143	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	OR	XXX	$XXX	5	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	84								72.63	72.63	XXX		XXX	XXX	Employed	Employed			Investment Property	Rate Term Refinance Borrower initiated		1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX	OR	XXX
INV20221100	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NJ	XXX	$XXX	3	$XXX	XX/XX/XXXX									3	XXX	XXX	XX/XX/XXXX				75.00	75.00	XXX		XXX	XXX	Self-Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower X has significant job time - Borrower has XXX years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	NY	XXX
INV2022167	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NJ	XXX	$XXX	6	$XXX	XX/XX/XXXX										XXX	XXX	XX/XX/XXXX				75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	NY	XXX
INV20221244	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							60.00	60.00	XXX			XXX	Employed				Investment Property	Cash Out: Home Improvement Renovation	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CA	XXX
INV20221216	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	4	$XXX	XX/XX/XXXX									1							37.06	37.06	XXX			XXX	Self-Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1		QM: GSE Temporary - QM/SH
Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX	CA	XXX
INV20221243	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NY	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Self-Employed				Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX	NY	XXX
INV20221142	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	OR	XXX	$XXX	4	$XXX	XX/XX/XXXX									1.4							75.00	75.00	XXX			XXX	Self-Employed	Employed			Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	OR	XXX
INV20221172	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	VA	XXX	$XXX		$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	82								58.00	58.00	XXX			XXX	Employed				Investment Property	Limited Cash Out (GSE Definition)		1		ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	VA	XXX
INV2022185	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NY	XXX	$XXX	2	$XXX	XX/XX/XXXX																45.04	45.04	XXX		XXX	XXX	Employed				Investment Property	Limited Cash Out (GSE Definition)		1	FHLMC	ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX	NY	XXX
INV20221222	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NY	XXX	$XXX	3	$XXX	XX/XX/XXXX									1.3							58.86	58.86	XXX		XXX	XXX	Employed	Employed			Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	NY	XXX
INV2022187	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	4	$XXX	XX/XX/XXXX										XXX	XXX	XX/XX/XXXX				70.00	70.00	XXX		XXX	XXX	Self-Employed	Self-employed	Retired/SSI	Self Employed	Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	CA	XXX
INV20221107	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NJ	XXX	$XXX	3	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	81	2.6							48.91	58.76	XXX		XXX	XXX	Employed	Employed			Investment Property	Rate Term Refinance Borrower initiated		1	FHLMC	ATR/QM: Exempt	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.	XXX	XXX	NJ	XXX
INV20221178	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	2	$XXX	XX/XX/XXXX										XXX	XXX	XX/XX/XXXX				58.88	58.88	XXX		XXX	XXX	Employed	Employed			Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																																																		XXX	XXX	CA	XXX
INV20221219	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	IL	XXX	$XXX	5	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1		QM: GSE Temporary - QM/SH
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX		XXX
INV20221223	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NY	XXX	$XXX	3	$XXX	XX/XX/XXXX									2.3							26.03	26.03	XXX		XXX	XXX	Employed				Investment Property	Rate Term Refinance Borrower initiated		1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	NY	XXX
INV20221224	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	HI	XXX	$XXX	8	$XXX	XX/XX/XXXX									1							38.77	38.77	XXX		XXX	XXX	Retired/SSI	Retired/SSI			Investment Property	Limited Cash Out (GSE Definition)		1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	HI	XXX
INV2022184	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NJ	XXX	$XXX	3	$XXX	XX/XX/XXXX			$XXX	XX/XX/XXXX					4	XXX	XXX	XX/XX/XXXX				80.00	80.00	XXX		XXX	XXX	Self-Employed				Investment Property	Rate Term Refinance Borrower initiated		1	FHLMC	ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	NY	XXX
INV20221220	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Employed	Not employed			Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX	CA	XXX
INV20221144	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CT	XXX	$XXX	3	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	84	2.6							75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1		QM: GSE Temporary - QM/SH
Borrower X has significant job time - Borrower has XXX years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																																																		XXX	XXX	CT	XXX
INV20221117	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NY	XXX	$XXX	4	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	86	4							75.00	75.00	XXX		XXX	XXX	Self-Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	NY	XXX
INV20221164	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NJ	XXX	$XXX	2	$XXX	XX/XX/XXXX									1.9							69.70	69.70	XXX		XXX	XXX	Self-Employed				Investment Property	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Personal	1		QM: GSE Temporary - QM/SH
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX		XXX
INV20221118	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	WA	XXX	$XXX	3	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	93								61.54	61.54	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1		QM: GSE Temporary - QM/SH
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX	WA	XXX
INV20221140	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NJ	XXX	$XXX	2	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	87								75.00	75.00	XXX		XXX	XXX	Self-Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	NJ	XXX
INV20221139	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	OR	XXX	$XXX	6	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	85								57.36	57.36	XXX		XXX	XXX	Employed	Employed			Investment Property	Limited Cash Out (GSE Definition)		1		ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	OR	XXX
INV20221163	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	MA	XXX	$XXX	5	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	89								70.00	70.00	XXX		XXX	XXX	Self-Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1		QM: GSE Temporary - QM/SH
Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX		XXX
INV20221251	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	HI	XXX	$XXX	4	$XXX	XX/XX/XXXX									1							36.55	36.55	XXX		XXX	XXX	Employed				Investment Property	Limited Cash Out (GSE Definition)		1		ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	HI	XXX
INV20221138	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CO	XXX	$XXX	2	$XXX	XX/XX/XXXX									2.4							58.48	58.48	XXX		XXX	XXX	Employed				Investment Property	Rate Term Refinance Borrower initiated		1		ATR/QM: Exempt
Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	CO	XXX
INV2022166	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NY	XXX	$XXX	10	$XXX	XX/XX/XXXX										XXX	XXX	XX/XX/XXXX				43.78	43.78	XXX		XXX	XXX	Employed				Investment Property	Rate Term Refinance Borrower initiated		1	FHLMC	ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	NY	XXX
INV2022182	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NJ	XXX	$XXX	6	$XXX	XX/XX/XXXX										XXX	XXX	XX/XX/XXXX				75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower X has significant job time - Borrower has XXX years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
																																																		XXX	XXX	NJ	XXX
INV2022199	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	MA	XXX	$XXX	6	$XXX	XX/XX/XXXX										XXX	XXX	XX/XX/XXXX				70.00	70.00	XXX		XXX	XXX	Self-Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	MA	XXX
INV20221137	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	HI	XXX	$XXX	2	$XXX	XX/XX/XXXX										XXX	XXX	XX/XX/XXXX				72.29	72.29	XXX		XXX	XXX	Self-Employed	Employed			Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	HI	XXX
INV2022165	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX										XXX	XXX	XX/XX/XXXX				47.90	47.90	XXX		XXX	XXX	Employed				Investment Property	Limited Cash Out (GSE Definition)		1		ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																																																		XXX	XXX	CA	XXX
INV20221141	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	WA	XXX	$XXX	3	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	91	2.6							47.87	47.87	XXX		XXX	XXX	Employed	Self-employed			Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1		QM: GSE Temporary - QM/SH
Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	WA	XXX
INV20221258	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NY	XXX	$XXX	3	$XXX	XX/XX/XXXX									2.1							75.00	75.00	XXX		XXX	XXX	Self-Employed				Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	NY	XXX
INV20221162	XX/XX/XXXX	XXX	XXX	XXX	2	1	2	1	$XXX	XXX	XXX	CO	XXX	$XXX	5	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	94	2.6							74.50	74.50	XXX			XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1		QM: GSE Temporary - QM/SH
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX		XXX
INV20221136	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NY	XXX	$XXX	6	$XXX	XX/XX/XXXX										XXX	XXX	XX/XX/XXXX				75.00	75.00	XXX		XXX	XXX	Self-Employed				Investment Property	Rate Term Refinance Borrower initiated		1	FHLMC	ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																																																		XXX	XXX	NY	XXX
INV2022181	XX/XX/XXXX	XXX	XXX	XXX	2	1	2	1	$XXX	XXX	XXX	CA	XXX	$XXX	8	$XXX	XX/XX/XXXX										XXX	XXX	XX/XX/XXXX				73.04	73.04	XXX			XXX	Employed	Not employed			Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX		XXX
INV20221225	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NY	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							41.67	41.67	XXX			XXX	Employed	Employed			Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	NY	XXX
INV2022180	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NJ	XXX	$XXX	8	$XXX	XX/XX/XXXX			$XXX	XX/XX/XXXX						XXX	XXX	XX/XX/XXXX				75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX	NJ	XXX
INV20221226	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	MA	XXX	$XXX	2	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	MA	XXX
INV20221111	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	WA	XXX	$XXX	5	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	91								44.97	44.97	XXX		XXX	XXX	Not Employed	Employed			Investment Property	Rate Term Refinance Borrower initiated		1		ATR/QM: Exempt	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.	XXX	XXX	WA	XXX
INV20221135	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	4	$XXX	XX/XX/XXXX									1							56.62	56.62	XXX		XXX	XXX	Employed				Investment Property	Rate Term Refinance Borrower initiated		1	FHLMC	ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX		XXX
INV20221134	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	GA	XXX	$XXX	4	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	NJ	XXX
INV2022179	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	4	$XXX	XX/XX/XXXX			$XXX	XX/XX/XXXX					1							80.00	80.00	XXX			XXX	Employed	Not employed			Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.	XXX	XXX		XXX
INV20221250	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NY	XXX	$XXX	5	$XXX	XX/XX/XXXX									1.7							75.00	75.00	XXX			XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1		QM: GSE Temporary - QM/SH		XXX	XXX	NY	XXX
INV20221257	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NY	XXX	$XXX	3	$XXX	XX/XX/XXXX									1.4							74.47	74.47	XXX			XXX	Employed				Investment Property	Limited Cash Out (GSE Definition)		1		ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.
																																																		XXX	XXX	NY	XXX
INV20221247	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NY	XXX	$XXX	4	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Self-Employed				Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	NY	XXX
INV2022178	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	FL	XXX	$XXX	8	$XXX	XX/XX/XXXX										XXX	XXX	XX/XX/XXXX				75.00	75.00	XXX			XXX	Employed				Investment Property	Limited Cash Out (GSE Definition)		1		ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	FL	XXX
INV20221132	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	2	$XXX	XX/XX/XXXX									1							80.00	80.00	XXX			XXX	Employed	Not employed			Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.	XXX	XXX	NY	XXX
INV20221229	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	4	$XXX	XX/XX/XXXX									1.2							34.69	34.69	XXX			XXX	Self-Employed	Self-employed			Investment Property	Limited Cash Out (GSE Definition)		1		ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	CA	XXX
INV2022164	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CO	XXX	$XXX	1	$XXX	XX/XX/XXXX									3.2	XXX	XXX	XX/XX/XXXX				60.00	60.00	XXX		XXX	XXX	Employed	Employed			Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CO	XXX
INV20221131	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NJ	XXX	$XXX	5	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	83	2.6							59.71	59.71	XXX		XXX	XXX	Not Employed	Self-employed			Investment Property	Rate Term Refinance Borrower initiated		1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	NJ	XXX
INV20221106	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	5	$XXX	XX/XX/XXXX									1							74.98	74.98	XXX			XXX	Self-Employed				Investment Property	Limited Cash Out (GSE Definition)		1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX	CA	XXX
INV20221115	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	OR	XXX	$XXX	3	$XXX	XX/XX/XXXX									2.6							75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX		XXX
INV20221256	XX/XX/XXXX	XXX	XXX	XXX	2	2	1	1	$XXX	XXX	XXX	GA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX			XXX	Employed	Employed			Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																																																		XXX	XXX	CA	XXX
INV20221130	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NY	XXX	$XXX	3	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	87	2.6							70.93	70.93	XXX		XXX	XXX	Self-Employed				Investment Property	Limited Cash Out (GSE Definition)		1	FHLMC	ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years
																																																		XXX	XXX	NY	XXX
INV20221129	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	TN	XXX	$XXX	3	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	93	2.6							63.53	63.53	XXX		XXX	XXX	Employed	Employed			Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	TN	XXX
INV20221230	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CO	XXX	$XXX	0	$XXX	XX/XX/XXXX									2.1							75.00	75.00	XXX			XXX	Self-Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	CO	XXX
INV20221270	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	GA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX			XXX	Employed	Employed			Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	GA	XXX
INV20221133	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	MA	XXX	$XXX	3	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	94	3							74.92	74.92	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1		QM: GSE Temporary - QM/SH
Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	NH	XXX
INV20221231	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CT	XXX	$XXX	4	$XXX	XX/XX/XXXX									1							56.63	56.63	XXX			XXX	Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CT	XXX
INV2022177	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	ID	XXX	$XXX	2	$XXX	XX/XX/XXXX									4	XXX	XXX	XX/XX/XXXX				80.00	80.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.	XXX	XXX	CA	XXX
INV20221128	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	6	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	90								75.00	75.00	XXX		XXX	XXX	Employed	Not employed			Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CA	XXX
INV20221232	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	AZ	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							80.00	80.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CA	XXX
INV20221269	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	2	$XXX	XX/XX/XXXX									1							43.77	43.77	XXX			XXX	Retired/SSI				Investment Property	Limited Cash Out (GSE Definition)		1		ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	CA	XXX
INV20221127	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							80.00	80.00	XXX		XXX	XXX	Employed	Employed			Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	MA	XXX
INV20221228	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							73.10	73.10	XXX		XXX	XXX	Employed	Self-employed			Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX		XXX
INV20221112	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	4	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	98	2.6							75.00	75.00	XXX			XXX	Employed	Employed	Employed		Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.	XXX	XXX	CA	XXX
INV20221181	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	GA	XXX	$XXX	5	$XXX	XX/XX/XXXX									1							65.33	65.33	XXX			XXX	Self-Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	GA	XXX
INV20221126	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	AZ	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	AZ	XXX
INV20221180	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	4	$XXX	XX/XX/XXXX									1							71.43	71.43	XXX			XXX	Employed	Employed			Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1		QM: GSE Temporary - QM/SH
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years
																																																		XXX	XXX		XXX
INV2022176	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	AZ	XXX	$XXX	2	$XXX	XX/XX/XXXX										XXX	XXX	XX/XX/XXXX				75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																																																		XXX	XXX	WA	XXX
INV2022175	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	2	$XXX	XX/XX/XXXX									0	XXX	XXX	XX/XX/XXXX				75.00	75.00	XXX		XXX	XXX	Employed	Employed			Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																																																		XXX	XXX		XXX
INV20221255	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	WA	XXX	$XXX	4	$XXX	XX/XX/XXXX									2.3							47.77	47.77	XXX		XXX	XXX	Employed				Investment Property	Rate Term Refinance Borrower initiated		1		ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	CA	XXX
INV20221169	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CO	XXX	$XXX		$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	87								60.00	60.00	XXX		XXX	XXX	Employed				Investment Property	Rate Term Refinance Borrower initiated		1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																																																		XXX	XXX		XXX
INV20221125	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	2	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	90	2.6							75.00	75.00	XXX			XXX	Employed	Not employed			Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years
																																																		XXX	XXX	CA	XXX
INV20221170	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX		$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	88								60.00	60.00	XXX		XXX	XXX	Not Employed	Employed	Self Employed		Investment Property	Limited Cash Out (GSE Definition)		1		ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX		XXX
INV20221242	XX/XX/XXXX	XXX	XXX	XXX	2	1	2	1	$XXX	XXX	XXX	CA	XXX	$XXX	4	$XXX	XX/XX/XXXX									1							72.82	72.82	XXX			XXX	Employed	Not employed			Investment Property	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Personal	1		QM: GSE Temporary - QM/SH
Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX	CA	XXX
INV20221234	XX/XX/XXXX	XXX	XXX	XXX	2	1	1	2	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX																41.77	41.77	XXX		XXX	XXX	Employed				Investment Property	Rate Term Refinance Borrower initiated		1		ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	CA	XXX
INV20221235	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							80.00	80.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXXX Years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX	CA	XXX
INV20221182	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	4	$XXX	XX/XX/XXXX									1							60.00	60.00	XXX		XXX	XXX	Employed				Investment Property	Cash Out: Home Improvement Renovation	Personal	1		QM: GSE Temporary - QM/SH
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	CA	XXX
INV20221236	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CO	XXX	$XXX	5	$XXX	XX/XX/XXXX									1							74.26	74.26	XXX		XXX	XXX	Self-Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower X has significant job time - Borrower has XXX years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.  ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
																																																		XXX	XXX	CO	XXX
INV20221124	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CO	XXX	$XXX	3	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	87	3.4							74.49	74.49	XXX		XXX	XXX	Self-Employed				Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX	CO	XXX
INV20221237	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	MA	XXX	$XXX	4	$XXX	XX/XX/XXXX									1							60.00	60.00	XXX			XXX	Employed	Employed			Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX		XXX
INV20221123	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	5	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	85								74.69	74.69	XXX			XXX	Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																																																		XXX	XXX	CA	XXX
INV2022174	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	MN	XXX	$XXX	4	$XXX	XX/XX/XXXX										XXX	XXX	XX/XX/XXXX				75.00	75.00	XXX		XXX	XXX	Self-Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower X has significant job time - Borrower has XXX years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	MN	XXX
INV20221122	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	WA	XXX	$XXX	4	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	93	2.6							80.00	80.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	WA	XXX
INV20221238	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	MA	XXX	$XXX	2	$XXX	XX/XX/XXXX									1							74.82	74.82	XXX		XXX	XXX	Employed	Employed			Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX	MA	XXX
INV2022173	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	VA	XXX	$XXX	3	$XXX	XX/XX/XXXX									3.6	XXX	XXX	XX/XX/XXXX				75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	VA	XXX
INV20221239	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	UT	XXX	$XXX	2	$XXX	XX/XX/XXXX									1							80.00	80.00	XXX		XXX	XXX	Self-Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	UT	XXX
INV20221246	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CO	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Employed	Employed			Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1		QM: GSE Temporary - QM/SH	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.	XXX	XXX		XXX
INV20221114	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	UT	XXX	$XXX	3	$XXX	XX/XX/XXXX									1.4							62.90	62.90	XXX		XXX	XXX	Employed	Employed			Investment Property	Limited Cash Out (GSE Definition)		1	FHLMC	ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	UT	XXX
INV20221240	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CO	XXX	$XXX	3	$XXX	XX/XX/XXXX									2.5							80.00	80.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.	XXX	XXX		XXX
INV20221241	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CO	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							80.00	80.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CA	XXX
INV20221183	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	WA	XXX	$XXX		$XXX	XX/XX/XXXX									1							45.93	45.93	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has more than X years at current residence - Borrower at current residence XXX years
																																																		XXX	XXX	WA	XXX
INV20221265	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	AZ	XXX	$XXX	4	$XXX	XX/XX/XXXX									1							65.81	65.81	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job
																																																		XXX	XXX	CA	XXX
INV20221121	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	4	$XXX	XX/XX/XXXX					$XXX	XXX	XX/XX/XXXX	93	2.6							64.57	64.57	XXX		XXX	XXX	Employed	Employed			Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX		XXX
INV20221275	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							49.72	49.72	XXX			XXX	Employed	Not employed			Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CA	XXX
INV20221274	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	AZ	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							74.83	74.83	XXX		XXX	XXX	Employed	Employed			Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																																																		XXX	XXX	CA	XXX
INV20221113	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NV	XXX	$XXX	3	$XXX	XX/XX/XXXX									2.5							75.00	75.00	XXX		XXX	XXX	Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower X has significant job time - Borrower has XXX years on job ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX		XXX
INV20221273	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CA	XXX	$XXX	2	$XXX	XX/XX/XXXX									1							72.16	72.16	XXX			XXX	Employed	Employed			Investment Property	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Personal	1		QM: GSE Temporary - QM/SH
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	CA	XXX
INV20221184	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	AZ	XXX	$XXX	4	$XXX	XX/XX/XXXX									1.5							75.00	75.00	XXX			XXX	Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																																																		XXX	XXX	CA	XXX
INV20221272	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	NV	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX			XXX	Self-Employed				Investment Property	Other than first time Home Purchase		1		ATR/QM: Exempt
Borrower has stable job time - Borrower has XXX years at job. ; Borrower X has significant job time - Borrower has XXX years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has more than X years at current residence - Borrower at current residence XXX years
																																																		XXX	XXX	CA	XXX
INV20221276	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	AL	XXX	$XXX	2	$XXX	XX/XX/XXXX									2	XXX	XXX	XX/XX/XXXX				70.94	70.94	XXX		XXX	XXX	Employed	Employed			Investment Property	Other than first time Home Purchase		1	FHLMC	ATR/QM: Exempt
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	AL	XXX
INV20221277	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	CO	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							47.30	47.30	XXX		XXX	XXX	Retired/SSI	Retired/SSI			Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH	Borrower has stable job time - Borrower has XXX years at job. ; Borrower has more than X years at current residence - Borrower at current residence XXX years	XXX	XXX	CO	XXX
INV20221278	XX/XX/XXXX	XXX	XXX	XXX	1	1	1	1	$XXX	XXX	XXX	VA	XXX	$XXX	3	$XXX	XX/XX/XXXX									1							75.00	75.00	XXX		XXX	XXX	Self-Employed	Employed			Investment Property	Cash Out: Other Multi purpose Unknown purpose	Personal	1	FHLMC	QM: GSE Temporary - QM/SH
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years ; Borrower has stable job time - Borrower has XXX years at job.
																																																		XXX	XXX	VA	XXX